Summary Of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

Note 2—Summary of Significant Accounting Policies

Basis of Consolidation

The accompanying condensed consolidated financial statements include the accounts of the Company, consolidated with the accounts of all of its subsidiaries and affiliates in which the Company holds a controlling financial interest as of the financial statement date. Normally, a controlling financial interest reflects ownership of a majority of the voting interests. Other factors considered in determining whether a controlling financial interest is held include whether the Company possesses the authority to purchase or sell assets or make other operating decisions that significantly affect the entity's results of operations and whether the Company is the primary beneficiary of the economic benefits and financial risks of the entity. Intercompany accounts and transactions have been eliminated.

Pro Forma for Recapitalization

The pro forma balance sheet and earnings per share (EPS) gives effect to the one-time conversion of Series A Preferred Stock and certain common stock warrants into 7,660,612 shares of newly-issued Common Stock and 2,999,444 shares of $74,986 aggregate liquidation preference Series B Preferred Stock with cumulative dividends of 4.50% per annum. On June 30, 2015, each holder of Series B Preferred stock will have the right to require us to redeem its shares at the Redemption Price. At any time following the expiration of the underwriters' lock-up period described under the section entitled "Underwriting", in the prospectus, which we refer to as the lock-up expiration date, the holder of any shares of Series B Preferred Stock will have the right to convert such shares, together with accumulated and unpaid dividends (whether or not declared) into shares of Common Stock at the conversion rate in effect at such time. If, at any time following the lock-up expiration date, the closing sale price of the Common Stock exceeds certain pricing thresholds, then we may, at our option, cause up to all of the then outstanding shares of Series B Preferred Stock (and corresponding accumulated and unpaid dividends) to be converted into shares of our Common Stock at the then-applicable conversion rate.

Accounts receivable

Accounts receivable are carried on a gross basis, less allowance for doubtful accounts. Management estimates the allowance for doubtful accounts based on existing economic conditions, the financial conditions of customers and the amount and age of past due accounts. Receivables are considered past due if full payment is not received by the contractual due date. Past due accounts are generally written off against the allowance for doubtful accounts only after reasonable collection attempts have been exhausted.

Inventories

Inventories consist of raw materials, work in process and finished goods and are valued at the lower of cost or market. Inventory values as of September 30, 2011 and December 31, 2010 include adjustments to reduce inventory to the lower of cost or market in the amount of $129 and $35, respectively. Cost is determined based on the first-in, first-out method.

Valuation of preferred stock conversion feature embedded derivatives

The Series A Preferred Stock terms provide for voluntary and, under certain circumstances, automatic conversion of the Series A Preferred Stock to Common Stock based on a prescribed formula. In addition, shares of Series A Preferred Stock are subject to redemption at the election of the holder beginning February 26, 2014. The redemption price is equal to the greater of (i) an amount equal to $13.75 per share of Series A Preferred Stock plus any and all accrued dividends, not to exceed $16.50 per share, or (ii) the fair market value of the Series A Preferred Stock. In accordance with ASC Topic 815, Derivatives and Hedging (ASC Topic 815), the Company is required to bifurcate and account for as a separate liability certain derivatives embedded in its contractual obligations. An "embedded derivative" is a provision within a contract, or other instrument, that affects some or all of the cash flows or the value of that contract, similar to a derivative instrument. Essentially, the embedded provision within the contract contains all of the attributes of a free-standing derivative, such as an underlying market variable, a notional amount or payment provision and can be settled "net," but the contract, in its entirety, does not meet the ASC Topic 815 definition of a derivative.

The Company has determined that the conversion feature of the Series A Preferred Stock is an embedded derivative because the redemption feature allows the holder to redeem Series A Preferred Stock for cash at a price which can vary based on the fair market value of the Series A Preferred Stock, which effectively provides the holders with a mechanism to "net settle" the conversion option. Consequently, the embedded conversion option must be bifurcated and accounted for separately because the economic characteristics of this conversion option are not considered to be clearly and closely related to the economic characteristics of the Series A Preferred Stock, which is considered more akin to a debt instrument than equity.

Upon issuance of the Series A Preferred Stock, the Company recorded a liability representing the estimated fair value of the right of holders of the Series A Preferred Stock to receive the fair market value of the Common Stock issuable upon conversion of the Series A Preferred Stock on the redemption date. This liability is adjusted each quarter based on changes in the estimated fair value of such right, and a corresponding income or expense is recorded in change in fair value of the Series A Preferred Stock conversion feature embedded derivatives in the Company's statements of operations.

The Company uses the option pricing method to value the embedded derivative. The Company used the Black-Scholes options pricing model to estimate the fair value of the conversion option embedded in each series of Biofuels preferred stock prior to February 26, 2010 and the Series A Preferred Stock as of and subsequent to February 26, 2010. The Black-Scholes options pricing model requires the development and use of highly subjective assumptions. These assumptions include the expected volatility of the value of the Company's equity, the expected conversion date, an appropriate risk-free interest rate and the estimated fair value of the Company's equity. The expected volatility of the Company's equity is estimated based on the volatility of the value of the equity of publicly traded companies in a similar industry and general stage of development as the Company. The expected term of the conversion option is based on the period remaining until the contractually stipulated redemption date of February 26, 2014. The risk-free interest rate is based on the yield on U.S. Treasury STRIPs with a remaining term equal to the expected term of the conversion option. The development of the estimated fair value of the Company's equity is discussed below in "Valuation of the Company's Equity."

The significant assumptions utilized in the Company's valuation of the embedded derivative are as follows:

	September 30, 2011	December 31, 2010
Expected volatility	40.00%	40.00%
Risk-free rate	2.70%	4.10%

Valuation of Seneca Holdco liability

Associated with the Company's transaction with Nova Biosource Fuels, LLC, the Company has the option to purchase (Call Option) and Seneca Holdco, LLC (Seneca Holdco) has the option to require the Company to purchase (Put Option) the membership interest of Landlord whose assets consist primarily of a biodiesel plant located in Seneca, Illinois. Both the Put Option and the Call Option have a term of seven years and are exercisable by either party at a price based on a pre-defined formula. The Company has determined the fair value of the amounts financed by Seneca Holdco, the Put Option and the Call Option using an option pricing model. The fair value represents the probability weighted present value of the gain, or loss, that is realized upon exercise of each option. The option pricing model requires the development and use of highly subjective assumptions. These assumptions include (i) the value of Landlord's equity, (ii) expectations regarding future changes in the value of Landlord's equity, (iii) expectations about the probability of either option being exercised, including the Company's ability to list its securities on an exchange or complete a public offering and (iv) an appropriate risk-free rate. Company management considered current public equity markets, relevant regulatory issues, industry conditions and the Company's position within the industry when estimating the probability that the Company will raise additional capital. Differences in the estimated probability and timing of this event along with current available working capital may significantly impact the fair value assigned to the Seneca Holdco liability as management has determined it is not likely that the Put Option will become exercisable in the absence of these events.

The significant assumptions utilized in the Company's valuation of the Seneca Holdco liability are as follows:

	September 30, 2011	December 31, 2010
Expected volatility	50.00%	50.00%
Risk-free rate	2.70%	2.45%
Probability of IPO	75.00%	70.00%

Preferred stock accretion

Beginning October 1, 2007, the date that the Company determined that there was a more than remote likelihood that the then issued and outstanding preferred stock would become redeemable, the Company commenced accretion of the carrying value of the preferred stock over the period until the earliest redemption date, which is August 1, 2011, to the Biofuels preferred stock's redemption value, plus accrued but unpaid dividends using the effective interest method. This determination was based upon the state of the public equity markets which was restricting the Company's ability to execute a qualified public offering, the Company's historical operating results and the volatility in the biodiesel industry which resulted in lower projected profitability. Prior to October 1, 2007, the Company had determined that it was not probable that the preferred stock would become redeemable; therefore, the carrying value was not adjusted in accordance with ASC Topic 480-10-S99, Classification and Measurement of Redeemable Securities (ASC Topic 480-10-S99).

On February 26, 2010, the date the Company determined that there was a more than remote likelihood that the Series A Preferred Stock would become redeemable, the Company commenced accretion of the carrying value of the Series A Preferred Stock over the period until the earliest redemption date (February 26, 2014) to the Series A Preferred Stock's redemption value, plus accrued but unpaid dividends using the effective interest method. This determination was based on the state of the public equity markets at the time which was restricting the Company's ability to execute a qualified public offering, the Company's historical operating results and the volatility in the biodiesel industry which have resulted in lower projected profitability.

Accretion of $6,477 and $18,553 for the three and nine months ended September 30, 2011, respectively, and $5,367 and $21,613 for the three and nine months ended September 30, 2010, respectively, has been recognized as a reduction to income available to common stockholders in accordance with paragraph 15 of ASC Topic 480-10-S99.

Valuation of the company's equity

The Company considered three generally accepted valuation approaches to estimate the fair value of the aggregate equity of the Company: the income approach, the market approach and the cost approach. Ultimately, the estimated fair value of the aggregate equity of the Company was developed using the Income Approach—Discounted Cash Flow (DCF) method.

Material underlying assumptions in the DCF analysis include the gallons produced and managed, gross margin per gallon, expected long-term growth rates and an appropriate discount rate. Gallons produced and managed as well as the gross margin per gallon were determined based on historical and forward-looking market data.

The discount rate used in the DCF analysis is based on macroeconomic, industry and Company-specific factors and reflects the perceived degree of risk associated with realizing the projected cash flows. The selected discount rate represents the weighted average rate of return that a market participant investor would require on an investment in the Company's debt and equity. The percent of total capital assumed to be comprised of debt and equity when developing the weighted average cost of capital was based on a review of the capital structures of the Company's publicly traded industry peers. The cost of debt was estimated utilizing the adjusted average Baa-rated corporate bond rate during the previous 12 months representing a reasonable market participant rate based on the Company's publicly traded industry peers. The Company's cost of equity was estimated utilizing the capital asset pricing model, which develops an estimated market rate of return based on the appropriate risk-free rate adjusted for the risk of the alternative energy industry relative to the market as a whole, an equity risk premium and a company specific risk premium. The risk premiums included in the discount rate were based on historical and forward looking market data.

Discount rates utilized in the Company's DCF model are as follows:

	September 30, 2011	December 31, 2010
Discount rate	18.00%	16.00%

Valuations derived from this model are subject to ongoing verification and review. Selection of inputs involves management's judgment and may impact net income. This analysis is performed on a regular basis and takes into account factors that have changed from the last measurement date or the time of the last Common Stock issuance. Other factors affecting our assessment of price include recent purchases or sales of our Common Stock, if available.

Non-monetary exchanges

The Company records assets acquired and liabilities assumed through the exchange of non-monetary assets based on the fair value of the assets and liabilities acquired or the fair value of the consideration exchanged, whichever is more readily determinable.

Property, plant and equipment

Property, plant and equipment is recorded at cost, including applicable construction-period interest, less accumulated depreciation. Maintenance and repairs are expensed as incurred. Depreciation expense is computed on a straight-line method based upon estimated useful lives of the assets. Estimated useful lives are as follows:

Automobiles and trucks	5 years
Computers and office equipment	5 years
Office furniture and fixtures	7 years
Machinery and equipment	5-30 years
Leasehold improvements	the lesser of the lease term or 30 years
Buildings and improvements	30-40 years

Goodwill

The Company accounts for goodwill in accordance with ASC Topic 350, Intangibles—Goodwill and Other. Goodwill is reviewed for impairment by reporting unit annually on July 31 or between annual periods when management believes impairment indicators exist. If the carrying value of the reporting unit goodwill is considered impaired, a loss is recognized based on the amount by which the carrying value exceeds the fair market value of the reporting unit goodwill. Fair value is determined using a discounted cash flow methodology involving a significant level of judgment in the assumptions used. Changes to the Company's strategy or market conditions could significantly impact these judgments and require adjustments to recorded amounts of goodwill. The annual impairment test determined that the fair value at each of the reporting units exceeded its carrying value by significant margins. There was no impairment of goodwill recorded in the periods presented.

Impairment of assets

The Company reviews long-lived assets, including property, plant and equipment and definite-lived assets, for impairment in accordance with ASC Topic 360, Property, Plant and Equipment. Asset impairment charges are recorded for long-lived assets and intangible assets subject to amortization when events and circumstances indicate that such assets may be impaired and the undiscounted net cash flows estimated to be generated by those assets are less than their carrying amounts. If estimated future undiscounted cash flows are not sufficient to recover the carrying value of the assets, an impairment charge is recorded for the amount by which the carrying amount of the assets exceeds its fair value. Fair value is determined by management estimates using discounted cash flow calculations.

There were no asset impairment charges for the nine months ended September 30, 2011.

During the three months ended September 30, 2010, the raw material supply agreements for the New Orleans and Emporia facilities were cancelled. The original agreements were recorded as an intangible asset in the amount of $7,025. As a result of the cancellations, the full amount was charged off.

The Company also impaired deferred financing costs related to the New Orleans facility GoZone bonds. The Company determined that it was not probable that the GoZone bond allocation would be extended past the December 14, 2010 deadline or that the bonds would be issued prior to that deadline, and accordingly, the Company returned its allocation prior to the deadline. The amount of the impairment for the three months ended September 30, 2010 was $311.

Total asset impairment charges of $7,477 were recorded for the nine months ended September 30, 2010.

Other noncurrent assets

Other noncurrent assets include costs related to the issuance of debt, spare parts inventory and a raw material supply agreement. The debt issuance costs are amortized to interest expense over the life of the related debt agreement. The supply agreement is amortized over the term of the agreement according to the volume of feedstock used in operation.

Revenue recognition

The Company recognizes revenues from the following sources:

•

the sale of biodiesel and its co-products, as well as Renewable Identification Numbers (RINs) and raw material feedstocks, purchased by us or produced by us at owned and leased manufacturing facilities and manufacturing facilities with which we have tolling arrangements

•	fees received under toll manufacturing agreements with third parties

•	fees received from federal and state incentive programs for renewable fuels

•	fees received for the marketing and sales of biodiesel produced by third parties and from managing operations of third party facilities

Biodiesel and raw material feedstock revenues are recognized where there is persuasive evidence of an arrangement, delivery has occurred, the price has been fixed or is determinable and collectability can be reasonably assured.

Fees received under toll manufacturing agreements with third parties are generally established as an agreed upon amount per gallon of biodiesel produced. The fees are recognized where there is persuasive evidence of an arrangement, delivery has occurred, the price has been fixed or is determinable and collectability can be reasonably assured.

Revenues associated with the governmental incentive programs are recognized when the amount to be received is determinable, collectability is reasonably assured and the sale of product giving rise to the incentive has been recognized. In September 2011, the Company received funds from the United States Department of Agriculture (USDA) in the amount of $9,913. These funds were received in connection with the Company's application under the USDA's Advanced Biofuel Program (the Program) which supports production of advanced biofuels by providing payments to eligible producers. Funds to be received under the Program are allocated to the Company based on its proportionate eligible biofuels production and available funds. Due to the uncertainty of the amounts to be received, the Company does not record amounts until it has received notification of a payment from the USDA or is in receipt of the funds. The Company has recorded awards under the Program in "Biodiesel government incentives" as they are closely associated with the Company's biodiesel production activities.

Fees for managing ongoing operations of third party plants, marketing biodiesel produced by third party plants and from other services are recognized as services are provided. The Company also has performance-based incentive agreements that are included as management service revenues. These performance incentives are recognized as revenues when the amount to be received is determinable and collectability is reasonably assured.

During 2010, the Company acted as a sales agent for certain third parties, thus the Company recognized these revenues on a net basis in accordance with ASC Topic 605-45, Revenue Recognition (ASC Topic 605-45).

Stock-based compensation

The Company has two stock incentive plans. Eligible award recipients are employees, non-employee directors and advisors who provide service to the Company. The Company accounted for stock-based compensation in accordance with ASC Topic 718, Stock Compensation (ASC Topic 718). Compensation expense of $1,067 and $3,047 for the three and nine months ended September 30, 2011, respectively, and $423 and $491 for the three and nine months ended September 30, 2010, respectively, was recorded for stock options and restricted stock units awarded to employees and non-employee directors in return for services. Compensation expense is measured at the grant-date fair value of the award and recognized as compensation expense over the vesting period.

On September 23 2011, the Company granted 99,033 shares of restricted stock units to employees in return for services under the 2009 Stock Incentive Plan. The restricted stock units will vest at the earlier of the stated service condition of three years or performance conditions, which include a change in control or other common stock liquidity events. As of September 30, 2011, compensation expense related to the non-vested portion to be recognized over the remaining periods is $3,318. In September 2011, the Company awarded Daniel J. Oh 400,000 restricted stock units in connection with his appointment as the Company's Chief Executive Officer. Related to these restricted stock units, 200,000 were granted on September 28, 2011 and will vest over a four year service period. The compensation expense related to the non-vested portion to be recognized over the remaining service periods is $6,698 as of September 30, 2011. The other 200,000 restricted stock units will vest according to both a service condition of four years and the satisfaction of a performance condition in each of the four years. The performance condition necessary for vesting requires that the Company achieve certain performance targets in each annual service period. The Company has not yet established the performance targets, and as such a mutual understanding of the key terms has not been reached. Accordingly, the second 200,000 restricted stock units do not yet have a grant date for accounting purposes, and no compensation expense has been recorded as of September 30, 2011. The grant date fair value of the restricted stock units issued to employees and Daniel J. Oh during September 2011 was determined to be $33.75.

Income taxes

The Company recognizes deferred taxes by the asset and liability method. Under this method, deferred income taxes are recognized for differences between the financial statement and tax bases of assets and liabilities at enacted statutory tax rates in effect for the years in which differences are expected to reverse. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. In addition, the carrying amount of deferred tax assets are reviewed to determine whether the establishment of a valuation allowance is necessary. If it is more-likely-than-not that all or a portion of the Company's deferred tax assets will not be realized, based on all available evidence, a deferred tax valuation allowance would be established. Consideration is given to positive and negative evidence related to the realization of the deferred tax assets. Judgment is required in making this assessment.

In evaluating the available evidence, the Company considers, among other factors, historical financial performance, expectation of future earnings, length of statutory carry forward periods, experience with operating loss and tax credit carry forwards not expiring unused, tax planning strategies and timing of reversals of temporary differences. The Company concluded that historical book and tax losses that resulted in cumulative losses represent negative evidence that has not been overcome by positive and objectively verifiable evidence. Based on this evaluation, the Company concluded a valuation allowance was required. The Company will continue to evaluate the need for a valuation allowance in future periods given recent book and taxable income. As of September 30, 2011 and December 31, 2010, respectively, the Company had net deferred income tax assets of $24,617 and $39,220 with an offsetting valuation allowance of $19,754 and $37,720, which resulted in a net deferred tax asset of $4,863 and $1,500. The net amount is offset by an accrued liability for uncertain tax benefits in the amount of $1,500 as of September 30, 2011 and December 31, 2010. The Company has an income tax liability of $7,484 as of September 30, 2011.

Income tax expense attributable to operations differed from the expense computed using the federal statutory rate primarily as a result of the state income taxes, net of federal income tax effects, income or loss from the change in fair value of the embedded conversion feature of preferred stock, incentive stock options and the valuation allowance. A comparison of the statutory and effective income tax expenses (benefits) and the reasons for related differences are as follows:

	Three Months Ended September 30, 2011	Three Months Ended September 30, 2010	Nine Months Ended September 30, 2011	Nine Months Ended September 30, 2010
U.S. Federal income tax provision (benefit) at a statutory rate of 35 percent	$734	$(2,605)	$1,761	$(2,836)
State taxes, net of federal income tax benefit	68	(268)	164	(292)
(Gain)/loss on embedded derivative	14,720	(770)	21,256	(2,701)
Conversion of stock options to restricted stock units	—	3,917	—	3,917
Domestic Production Activities Deduction	(521)	—	(521)	—
Other, net	39	160	58	695

Total (benefits) expense for income taxes before valuation allowances	15,040	434	22,718	(1,217)
Valuation allowances	(10,288)	(434)	(17,966)	(2,511)

Total (benefits) expenses for income taxes	$4,752	$—	$4,752	$(3,728)

Changes in the Company's valuation allowance generally offset the income tax effects created during the period to the extent there are historical net operating losses available for carryforward or if the Company does not create taxable income. During the third quarter 2011, the Company revised its estimated tax projections for 2011 and estimated it will incur a tax liability due to significant improvements in the Company's operations and statutory limitations placed on its ability to utilize historical net operating losses. During 2010, the Company's acquisition of CIE and Blackhawk resulted in deferred tax liabilities being recorded causing a decrease in net deferred tax assets requiring a lower valuation allowance. The release of the associated valuation allowance resulted in an income tax benefit for 2010.

Net Loss Per Share

Basic and diluted net loss per common share are presented in conformity with the two-class method required for participating securities. The two-class method includes an earnings allocation formula that determines earnings for each class of common stock according to dividends declared and undistributed earnings for the period.

The holders of the Series A Preferred Stock accrue dividends at the rate of $0.88 per share per annum. Dividends are cumulative, accrue on a daily basis from the date of issuance and compound annually from the date of issuance. If dividends on the Series A Preferred Stock have not been paid or declared, the deficiency shall be paid or declared before any dividend is declared for Common Stock. Dividends in arrears do not bear interest. Holders of the Series A Preferred Stock are allowed to participate in the dividends to common stockholders in the event that dividends on Common Stock exceed that of the Series A Preferred Stock as if the Series A Preferred Stock had been converted to Common Stock at the beginning of the year.

The Company calculates the effects of the convertible Series A Preferred Stock on diluted EPS under the if-converted method unless the conversion of the convertible preferred stock is anti-dilutive to basic EPS. The effects of Common Stock options, warrants and restricted stock units on diluted EPS are calculated using the treasury stock method unless the effects are anti-dilutive to EPS.

The following potentially dilutive weighted average securities were excluded from the calculation of diluted net loss per share attributable to common stockholders during the periods presented as the effect was anti-dilutive:

	Three Months Ended September 30, 2011	Three Months Ended September 30, 2010	Nine Months Ended September 30, 2011	Nine Months Ended September 30, 2010
Options to purchase common stock	87,026	503,541	87,268	755,394
Restricted stock units	1,163,442	482,438	1,157,226	162,580
Warrants to purchase common stock	305,476	494,994	372,874	487,553
Redeemable preferred shares	5,382,209	5,382,209	5,382,209	5,298,560

Total	6,938,153	6,863,182	6,999,577	6,704,087

Unaudited Pro Forma Net Income Per Share

Pro forma basic diluted net income per share were computed to give effect to (i) the conversion of the Series A Preferred Stock and the exchange of certain common stock warrants into shares of Common Stock and $74,986 aggregate liquidation preference Series B Preferred Stock with cumulative dividends of 4.50% per annum using the if-converted method and (ii) the issuance of certain shares of Common Stock pursuant into the termination agreement relating to the glycerin option agreement with USRG Holdco IX, LLC, as though the conversion, exchange and issuance, which are both contingent upon the completion of this offering, had occurred as of the beginning of the period.

The Company excluded the anticipated impact on earnings of issuing 200,000 shares of Class A Common Stock to USRG Holdco IX, LLC in connection with the termination of the Glycerin Option Agreement from the statement of operations when calculating the pro forma net income per share amounts as the adjustment is not expected to have a continuing impact on the Company's results of operations. Similarly, the Company also excluded the adjustment of the affects of recapitalization related to conversion of Series A Preferred Stock shareholders into Series B preferred stock and Common Stock from the statement of operations when calculating the pro forma net income per share amounts as it is not expected to have a continuing impact.

The following table presents the calculation of basic and diluted pro forma net income per share (in thousands, except share and per share data):

	Three Months Ended September 30, 2011	Nine Months Ended September 30, 2011
Net loss attributable to the Company's common stockholders:	$(11,705)	$(27,239)
Plus: undistributed dividends allocated to Series A Preferred Stockholders	3,221	9,467
Plus: accretion of preferred stock to redemption value	6,477	18,553
Plus: loss due to change in fair value of Series A Preferred Stock conversion feature embedded derivative	38,483	55,571
Less: dividends on Series B preferred stock	(844)	(2,531)
Plus: change in fair value of Series B preferred stock early redemption feature embedded derivative	(58)	(1)
Less: effect of participating preferred stock	(5,605)	(8,613)
Less: effect of participating restricted stock units	(1,522)	(2,326)

Unaudited pro forma net income attributable to the Company's common stockholders	$28,447	$42,881

Basic shares:
Weighted-average shares used to compute basic net income (loss) per share	13,895,561	13,479,891
Pro forma adjustment to reflect assumed conversion of Series A Preferred Stock to occur upon consummation of the Company's expected initial public offering	7,526,439	7,526,439
Pro forma adjustment to reflect assumed conversion of warrants to occur upon consummation of the Company's expected initial public offering	134,173	134,173
Pro forma adjustment to reflect issuance of common stock pursuant to the termination agreement related to the glycerin option agreement	200,000	200,000

Weighted-average shares used to compute basic and diluted pro forma net income per share	21,756,173	21,340,503

Pro forma net income per share attributable to common stockholders
Basic	$1.31	$2.01

Diluted	$1.31	$2.01

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the dates of the financial statements and reported amounts of revenues and expenses during the reporting periods. These estimates are based on information that is currently available to management and on various assumptions that the Company believes to be reasonable. Actual results could differ from those estimates.

New accounting pronouncements

In January 2010, the FASB issued Accounting Standards Update (ASU) No. 2010-06, Fair Value Measurements and Disclosures (ASU 2010-06), which amends ASC Topic 820, adding new requirements for disclosures for Levels 1 and 2, separate disclosures of purchases, sales issuances and settlements related to Level 3 measurements and clarification of existing fair value disclosures. ASU 2010-06 is in effect for interim and annual periods beginning after December 15, 2009, except for the requirement to provide Level 3 activity of purchases, sales, issuances and settlements on a gross basis, which was effective for the interim period beginning January 1, 2011. The adoption of this guidance did not have a material effect on the Company's financial statements. See "Note 12—Fair Value Measurement".

In May 2011, the FASB issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and the International Financial Reporting Standards (IFRS). The amendments in the update are intended to result in convergence between U.S. GAAP and IFRS requirements for measurement of, and disclosures about, fair value. ASU 2011-04 clarifies or changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements. The amendments in this update are to be applied prospectively. The amendments are effective during interim and annual periods beginning after December 15, 2011. The Company is evaluating the impact this standard may have on its consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08, Intangibles—Goodwill and Other, which amends ASC Topic 350 and the current guidance on testing goodwill for impairment. Under the revised guidance, entities testing goodwill for impairment have the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit exceeds its carrying amount. If an entity determines it is more likely than not that the fair value of a reporting unit exceeds its carrying amount, then performing the two-step impairment test is unnecessary. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The Company does not believe the adoption of this standard will have a material impact on its consolidated financial statements.

Note 2—Summary of Significant Accounting Policies

Basis of consolidation

The accompanying consolidated financial statements include the accounts of the Company, consolidated with the accounts of all of its subsidiaries and affiliates in which the Company holds a controlling financial interest as of the financial statement date. Normally, a controlling financial interest reflects ownership of a majority of the voting interests. Other factors considered in determining whether a controlling financial interest is held include whether the Company possesses the authority to purchase or sell assets or make other operating decisions that significantly affect the entity's results of operations and whether the Company is the primary beneficiary of the economic benefits and financial risks of the entity. Intercompany accounts and transactions have been eliminated.

Pro Forma for Recapitalization

The pro forma earnings per share (EPS) gives effect to the one-time conversion of Series A Preferred Stock and certain common stock warrants into 7,660,612 shares of newly-issued common stock and 2,999,444 shares of $74,986 aggregate liquidation preference Series B preferred stock with cumulative dividends of 4.50% per annum payable in cash or common stock. On June 30, 2015, each holder of Series B preferred stock will have the right to require us to redeem its shares at the Redemption Price. At any time following the expiration of the underwriters' lock-up period described under the section entitled "Underwriting" in the prospectus, which we refer to as the lock-up expiration date, the holder of any shares of Series B preferred stock will have the right to convert such shares, together with accumulated and unpaid dividends (whether or not declared) into shares of Common Stock at the conversion rate in effect at such time. If, at any time following the lock-up expiration date, the closing sale price of the Common Stock exceeds certain pricing thresholds, then we may, at our option, cause up to all of the then outstanding shares of Series B preferred stock (and corresponding accumulated and unpaid dividends) to be converted into shares of our common stock at the then-applicable conversion rate.

Cash and cash equivalents

Cash and cash equivalents consists of money market funds and demand deposits with financial institutions. The Company considers all highly liquid debt instruments purchased with an original maturity of three months or less to be cash equivalents.

Restricted cash

Restricted cash consists of project funds and debt reserve funds that are invested in money market mutual funds related to various Company entities totaling $2,969 and $2,156 as of December 31, 2010 and 2009, respectively, which have been restricted in accordance with the terms of loan agreements. The Company classifies restricted cash between current and non-current assets based on the length of time of the restricted use.

Accounts receivable

Accounts receivable are carried on a gross basis, less allowance for doubtful accounts. Management estimates the allowance for doubtful accounts based on existing economic conditions, the financial conditions of customers, and the amount and age of past due accounts. Receivables are considered past due if full payment is not received by the contractual due date. Past due accounts are generally written off against the allowance for doubtful accounts only after reasonable collection attempts have been exhausted. A significant portion of the reserves as of December 31, 2008 was established as a result of past due receivables with a single customer. During 2009, the Company settled the outstanding receivable. Activity regarding the allowance for doubtful accounts was as follows:

Balance, January 1, 2008	$1,955
Amount charged to selling, general and administrative expenses	740
Charge-offs, net of recovery	(165)

Balance, December 31, 2008	2,530
Amount charged (benefited) to selling, general and administrative expenses	(1,432)
Charge-offs, net of recovery	(885)

Balance, December 31, 2009	213
Amount charged to selling, general and administrative expenses	103
Charge-offs, net of recovery	—

Balance, December 31, 2010	$316

Inventories

Inventories consist of raw materials, work in process and finished goods and are valued at the lower of cost or market. Inventory values as of December 31, 2010 and 2009 include adjustments to reduce inventory to the lower of cost or market in the amount of $35 and $194, respectively. Cost is determined based on the first-in, first-out method.

Derivative instruments and hedging activities

The Company has entered into derivatives to hedge its exposure to price risk related to feedstock inventory and biodiesel finished goods inventory. Additionally, the Company has entered into an interest rate swap with the objective of managing risk caused by fluctuations in interest rates associated with the REG Danville note payable.

These derivative contracts are accounted for in accordance with ASC Topic 815, Derivatives and Hedging (ASC Topic 815). ASC Topic 815 requires that an entity recognize and record all derivatives on the balance sheet at fair value. All of the Company's derivatives are designated as non-hedge derivatives and are utilized to manage cash flow. Although the contracts may be effective economic hedges of specified risks, they are not designated as, nor accounted for, as hedging instruments. Unrealized gains and losses on commodity futures, swaps, and options contracts used to hedge feedstock purchases or biodiesel inventory are recognized as a component of biodiesel costs of goods sold reflected in current results of operations. Unrealized gains and losses on the interest rate swap are recorded in change in fair value of interest rate swap in the Company's statements of operations.

Valuation of preferred stock conversion feature embedded derivatives

As stated in "Note 1—Organization, Presentation and Nature of the Business", in connection with the Biofuels Merger, all outstanding shares of Biofuels preferred stock were converted into Company Series A Preferred Stock.

The Series A Preferred Stock terms provide for voluntary and, under certain circumstances, automatic conversion of the Series A Preferred Stock to Common Stock based on a prescribed formula. In addition, shares of Series A Preferred Stock are subject to redemption at the election of the holder beginning February 26, 2014. The redemption price is equal to the greater of (i) an amount equal to $13.75 per share of Series A Preferred Stock plus any and all accrued dividends, not to exceed $16.50 per share, or (ii) the fair market value of the Series A Preferred Stock. Under ASC Topic 815, the Company is required to bifurcate and account for as a separate liability certain derivatives embedded in its contractual obligations. An "embedded derivative" is a provision within a contract, or other instrument, that affects some or all of the cash flows or the value of that contract, similar to a derivative instrument. Essentially, the embedded provision within the contract contains all of the attributes of a free-standing derivative, such as an underlying market variable, a notional amount or payment provision, and can be settled "net," but the contract, in its entirety, does not meet the ASC Topic 815 definition of a derivative.

The Company has determined that the conversion feature of the Series A Preferred Stock is an embedded derivative because the redemption feature allows the holder to redeem Series A Preferred Stock for cash at a price which can vary based on the fair market value of the Series A Preferred Stock, which effectively provides the holders with a mechanism to "net settle" the conversion option. Consequently, the embedded conversion option must be bifurcated and accounted for separately because the economic characteristics of this conversion option are not considered to be clearly and closely related to the economic characteristics of the Series A Preferred Stock, which is considered more akin to a debt instrument than equity.

Upon issuance of the Series A Preferred Stock, the Company recorded a liability representing the estimated fair value of the right of holders of the Series A Preferred Stock to receive the fair market value of the Common Stock issuable upon conversion of the Series A Preferred Stock on the redemption date. This liability is adjusted each quarter based on changes in the estimated fair value of such right, and a corresponding income or expense is recorded in change in fair value of the Series A Preferred Stock conversion feature embedded derivatives in the Company's statements of operations.

The Company uses the option pricing method to value the embedded derivative. The Company used the Black-Scholes options pricing model to estimate the fair value of the conversion option embedded in each series of Biofuels preferred stock prior to February 26, 2010 and the Series A Preferred Stock as of and subsequent to February 26, 2010. The Black-Scholes options pricing model requires the development and use of highly subjective assumptions. These assumptions include the expected volatility of the value of the Company's equity, the expected conversion date, an appropriate risk-free interest rate, and the estimated fair value of the Company's equity. The expected volatility of the Company's equity is estimated based on the volatility of the value of the equity of publicly traded companies in a similar industry and general stage of development as the Company. The expected term of the conversion option is based on the period remaining until the contractually stipulated redemption date of February 26, 2014. The risk-free interest rate is based on the yield on U.S. Treasury STRIPs with a remaining term equal to the expected term of the conversion option. The development of the estimated fair value of the Company's equity is discussed below in "Valuation of the Company's Equity."

The significant assumptions utilized in the Company's valuation of the embedded derivative are as follows:

	December 31, 2010	February 26, 2010	December 31, 2009	December 31, 2008	June 30, 2008
Expected volatility	40.00%	40.00%	50.00%	55.00%	55.00%
Risk-free rate	4.10%	4.40%	4.11%	4.39%	4.58%

Valuation of seneca holdco liability

Associated with the Company's transaction with Nova Biosource Fuels, LLC (See Note 6—Acquisitions and Equity Transactions), the Company has the option to purchase (Call Option) and Seneca Holdco, LLC has the option to require the Company to purchase (Put Option) the membership interest of Seneca Landlord, LLC (Landlord) whose assets consist primarily of a biodiesel plant located in Seneca, Illinois. Both the Put Option and the Call Option have a term of seven years and are exercisable by either party at a price based on a pre-defined formula. The Company has determined the fair value of the amounts financed by Seneca Holdco, LLC, the Put Option, and the Call Option using an option pricing model. The fair value represents the probability weighted present value of the gain, or loss, that is realized upon exercise of each option. The option pricing model requires the development and use of highly subjective assumptions. These assumptions include (i) the value of the Landlord's equity, (ii) expectations regarding future changes in the value of the Landlord's equity, (iii) expectations about the probability of either option being exercised, including the Company's ability to list its securities on an exchange or complete a public offering, and (iv) an appropriate risk-free rate. Company management considered current public equity markets, relevant regulatory issues, industry conditions and the Company's position within the industry when estimating the probability that the Company will raise additional capital. Differences in the estimated probability and timing of this event may significantly impact the fair value assigned to the Seneca Holdco Liability as management has determined it is not likely that the Put Option will become exercisable in the absence of this event.

The significant assumptions utilized in the Company's valuation of the Seneca Holdco liability are as follows:

	December 31, 2010	April 9, 2010
Expected volatility	50.00%	50.00%
Risk-free rate	4.10%	4.60%
Probability of IPO	70.00%	60.00%

Preferred stock accretion

Beginning October 1, 2007, the date that the Company determined that there was a more than remote likelihood that the then issued and outstanding preferred stock would become redeemable, the Company commenced accretion of the carrying value of the preferred stock over the period until the earliest redemption date, which was August 1, 2011, to the Biofuels preferred stock's redemption value, plus accrued but unpaid dividends using the effective interest method. This determination was based upon the current state of the public equity markets which was restricting the Company's ability to execute a qualified public offering, the Company's historical operating results, and the volatility in the biodiesel and renewable fuels industries which have resulted in lower projected profitability. Prior to October 1, 2007, the Company had determined that it was not probable that the preferred stock would become redeemable; therefore, the carrying value was not adjusted in accordance with ASC Topic 480-10-S99, Classification and Measurement of Redeemable Securities.

On February 26, 2010, the date the Company determined that there was a more than remote likelihood that the Series A Preferred Stock would become redeemable, the Company commenced accretion of the carrying value of the Series A Preferred Stock over the period until the earliest redemption date (February 26, 2014) to the Series A Preferred Stock's redemption value, plus accrued but unpaid dividends using the effective interest method. This determination was based upon the current state of the public equity markets which is restricting the Company's ability to execute a qualified public offering, the Company's historical operating results, and the volatility in the biodiesel and renewable fuels industries which have resulted in lower projected profitability.

Accretion of $27,239, $44,181 and $26,692 for the years ended December 31, 2010, 2009 and 2008, respectively, has been recognized as a reduction to income available to common stockholders in accordance with paragraph 15 of ASC Topic 480-10-S99.

Valuation of the company's equity

The Company considered three generally accepted valuation approaches to estimate the fair value of the aggregate equity of the Company: the income approach, the market approach and the cost approach. Ultimately, the estimated fair value of the aggregate equity of the Company was developed using the Income Approach - Discounted Cash Flow (DCF) method.

Material underlying assumptions in the DCF analysis include the gallons produced and managed, gross margin per gallon, expected long-term growth rates and an appropriate discount rate. Gallons produced and managed as well as the gross margin per gallon were determined based on historical and forward-looking market data.

The discount rate used in the DCF analysis is based on macroeconomic, industry and Company-specific factors and reflects the perceived degree of risk associated with realizing the projected cash flows. The selected discount rate represents the weighted average rate of return that a market participant investor would require on an investment in the Company's debt and equity. The percent of total capital assumed to be comprised of debt and equity when developing the weighted average cost of capital was based on a review of the capital structures of the Company's publicly traded industry peers. The cost of debt was estimated utilizing the adjusted average Baa-rated corporate bond rate during the previous 12 months representing a reasonable market participant rate based on the Company's publicly traded industry peers. The Company's cost of equity was estimated utilizing the capital asset pricing model, which develops an estimated market rate of return based on the appropriate risk-free rate adjusted for the risk of the alternative energy industry relative to the market as a whole, an equity risk premium and a company specific risk premium. The risk premiums included in the discount rate were based on historical and forward looking market data.

Discount rates utilized in the Company's DCF model are as follows:

	December 31, 2010	February 26, 2010	December 31, 2009	December 31, 2008	June 30, 2008
Discount rate	16.00%	15.00%	13.00%	15.00%	13.50%

Valuations derived from this model are subject to ongoing verification and review. Selection of inputs involves management's judgment and may impact net income. This analysis is performed on a regular basis and takes into account factors that have changed from the last measurement date or the time of the last Common Stock issuance. Other factors affecting our assessment of price include recent purchases or sales of our Common Stock, if available.

Non-monetary exchanges

The Company records assets acquired and liabilities assumed through the exchange of non-monetary assets based on the fair value of the assets and liabilities acquired or the fair value of the consideration exchanged, whichever is more readily determinable.

Property, plant and equipment

Property, plant and equipment is recorded at cost, including applicable construction-period interest, less accumulated depreciation. Maintenance and repairs are expensed as incurred. Depreciation expense is computed on a straight-line method based upon estimated useful lives of the assets. Estimated useful lives are as follows:

Automobiles and trucks	5 years
Computers and office equipment	5 years
Office furniture and fixtures	7 years
Machinery and equipment	5-30 years
Leasehold improvements	the lesser of the lease term or 30 years
Buildings and improvements	30-40 years

The Company capitalizes interest incurred on debt during the construction of assets in accordance with ASC Topic 838, Interest. For the years ended December 31, 2010, 2009 and 2008, the Company capitalized $713, $0 and $876, respectively, of interest primarily resulting from the construction of the Blackhawk and Seneca biodiesel production facilities.

Goodwill

The Company accounts for goodwill in accordance with ASC Topic 350, Intangibles—Goodwill and Other. Goodwill is reviewed for impairment by reporting unit annually on July 31 or between annual periods when management believes impairment indicators exist. If the carrying value of the reporting unit goodwill is considered impaired, a loss is recognized based on the amount by which the carrying value exceeds the fair market value of the reporting unit goodwill. Fair value is determined using a discounted cash flow methodology involving a significant level of judgment in the assumptions used. Changes to the Company's strategy or market conditions could significantly impact these judgments and require adjustments to recorded amounts of goodwill. There was no impairment of goodwill recorded in the periods presented.

The following table summarizes goodwill for the Company's business segments:

	Biodiesel	Services	Total
Beginning balance—January 1, 2009	$—	$16,080	$16,080
Acquisitions	—	—	—

Ending balance—December 31, 2009	—	16,080	16,080
Blackhawk Biofuels acquisition	44,191	—	44,191
CIE acquisition	24,593	—	24,593

Ending balance—December 31, 2010	$68,784	$16,080	$84,864

Impairment of assets

The Company reviews long-lived assets, including property, plant and equipment and definite-lived assets, for impairment in accordance with ASC Topic 360, Property, Plant and Equipment. Asset impairment charges are recorded for long-lived assets and intangible assets subject to amortization when events and circumstances indicate that such assets may be impaired and the undiscounted net cash flows estimated to be generated by those assets are less than their carrying amounts. If estimated future undiscounted cash flows are not sufficient to recover the carrying value of the assets, an impairment charge is recorded for the amount by which the carrying amount of the assets exceeds its fair value. Fair value is determined by management estimates using discounted cash flow calculations.

During 2010, the raw material supply agreements for the New Orleans and Emporia facilities were cancelled. The original agreements were recorded as an intangible asset in the amount of $7,025. As a result of the cancellations, the full amount was charged off during the year ended December 31, 2010.

The Company also impaired deferred financing cost related to the New Orleans project GoZone bonds. The Company determined that it was not probable that the GoZone bonds allocation would be extended past the December 14, 2010 deadline or that the bonds would be issued prior to the deadline, and accordingly, the Company returned its allocation prior to the deadline. The amount of the impairment for the year ended December 31, 2010 was $311.

Total asset impairment charges of $7,494, $833 and $160 were recorded for the years ended December 31, 2010, 2009 and 2008, respectively.

Investments

In connection with the construction of biodiesel production facility for SoyMor Biodiesel, LLC (SoyMor) (collectively with Bell, LLC referred to as "Equity Method Investees"), the Company made an equity investment in this entity. Because the Company has the ability to influence the operating and financial decisions and maintains a position on the board of directors of the Equity Method Investees, the investments are accounted for using the equity method in accordance with ASC Topic 323, Investments—Equity Method and Joint Ventures (ASC Topic 323). Under the equity method, the initial investment is recorded at cost and adjusted to recognize the Company's ratable share of earnings of the Equity Method Investees. The Company made equity investments in connection with the construction of biodiesel production facilities for Central Iowa Energy, LLC (CIE), Western Iowa Energy, LLC (WIE), Western Dubuque Biodiesel, LLC (WDB) and East Fork Biodiesel, LLC (EFB). Because the Company does not have the ability to influence the operating and financial decisions and does not maintain a position on the board of directors, these investments are accounted for using the cost method in accordance with ASC Topic 323. During 2010, the Company changed its method of accounting for investments in WIE and WDB from the equity method to the cost method due to the Company no longer having the ability to influence the operating and financial decisions of these entities. Under the cost method, the initial investment is recorded at cost and assessed for impairment. The equity investment related to CIE was removed during the purchase price allocation process on March 8, 2010. During the years ended December 31, 2010, 2009 and 2008, the Company recorded impairments in the amount of $400, $200 and $1,400, respectively, on its investment in EFB that was determined to have been other-than-temporarily impaired.

Other noncurrent assets

Other noncurrent assets include costs related to the issuance of debt, spare parts inventory and raw material supply agreement. The debt issuance costs are amortized to interest expense over the life of the related debt agreement. The supply agreement is amortized over the term of the agreement according to the volume of feedstock used in operation.

Revenue recognition

The Company recognizes revenues from the following sources:

•	the sale of biodiesel and its co-products—both purchased and produced by the Company

•	fees received from federal and state incentive programs for renewable fuels

•	fees received for the marketing and sales of biodiesel produced by third parties and from managing operations of third party facilities

Biodiesel sales revenues are recognized where there is persuasive evidence of an arrangement, delivery has occurred, the price has been fixed or is determinable and collectability can be reasonably assured.

Revenues associated with the governmental incentive programs are recognized when the amount to be received is determinable, collectability is reasonably assured, and the sale of product giving rise to the incentive has been recognized.

Fees for managing ongoing operations of third party plants, marketing biodiesel produced by third party plants and from other services are recognized as services are provided. The Company also has performance based incentive agreements that are included as management service revenues. These performance incentives are recognized as revenues when the amount to be received is determinable and collectability is reasonably assured.

The Company acts as a sales agent for certain third parties, thus the Company recognizes revenues on a net basis in accordance with ASC Topic 605-45, Revenue Recognition (ASC Topic 605-45).

Freight

The Company accounts for shipping and handling revenues and costs in accordance with ASC Topic 605-45. The Company presents all amounts billed to the customer for freight as a component of biodiesel sales. Costs incurred for freight are reported as a component of costs of goods sold—biodiesel.

Advertising costs

Advertising and promotional expenses are charged to earnings during the period in which they are incurred. Advertising and promotional expenses were $80, $235 and $798 for the years ended December 31, 2010, 2009 and 2008, respectively.

Research and development

The Company expenses research and development costs as incurred. Research and development costs totaled $89, $187 and $59 for the years ended December 31, 2010, 2009 and 2008, respectively.

Employee benefits plan

The Company sponsors an employee savings plan under Section 401(k) of the Internal Revenue Code. The Company makes matching contributions equal to 50% of the participant's pre-tax contribution up to a maximum of 6% of the participant's eligible earnings. Total expense related to the Company's defined contribution plan was approximately $245, $218 and $186 for the years ended December 31, 2010, 2009 and 2008, respectively.

Stock-based compensation

The Company has two stock incentive plans. On July 31, 2006, the Biofuels Board of Directors (Biofuels Board) approved the 2006 Stock Incentive Plan. On May 6, 2009, the Company Board of Directors (Company Board) approved the 2009 Stock Incentive Plan. Eligible award recipients are employees, non-employee directors and advisors who provide service to the Company. The Company accounted for stock-based compensation in accordance with ASC Topic 718, Stock Compensation (ASC Topic 718). Compensation expense is measured at the grant-date fair value of the award and recognized as compensation expense over the vesting period.

Income taxes

The Company recognizes deferred taxes by the asset and liability method. Under this method, deferred income taxes are recognized for differences between the financial statement and tax bases of assets and liabilities at enacted statutory tax rates in effect for the years in which differences are expected to reverse. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. In addition, the carrying amount of deferred tax assets are reviewed to determine whether the establishment of a valuation allowance is necessary. If it is more-likely-than-not that all or a portion of the Company's deferred tax assets will not be realized, based on all available evidence, a deferred tax valuation allowance would be established. Consideration is given to positive and negative evidence related to the realization of the deferred tax assets. Significant judgment is required in making this assessment.

Deferred tax liabilities were recorded during the year ended December 31, 2010 as a result of the Blackhawk Merger and CIE Asset Purchase. As the deferred tax liabilities were recorded, the resulting decrease in net deferred tax assets required a lower valuation allowance. The release of the associated valuation allowance resulted in an income tax benefit.

Prior to deconsolidation on January 1, 2010 and the Blackhawk Merger, Blackhawk was treated as a partnership for federal and state income tax purposes and generally did not incur income taxes. Instead, its earnings and losses were included in the income tax returns of its members. Therefore, no provision or liability for federal or state income taxes was included in the consolidated financial statements of the Company aside from its pro-rata share determined based on its ownership interest.

Loss Per Share

Basic and diluted net income (loss) per common share are presented in conformity with the two-class method required for participating securities. The two-class method includes an earnings allocation formula that determines earnings for each class of common stock according to dividends declared and undistributed earnings for the period.

The holders of the Series A Preferred Stock accrue dividends at the rate of $0.88 per share per annum. Dividends are cumulative, accrue on a daily basis from the date of issuance and compound annually from the date of issuance. If dividends on the Series A Preferred Stock have not been paid or declared, the deficiency shall be paid or declared before any dividend is declared for Common Stock. Dividends in arrears do not bear interest. Holders of the Series A Preferred Stock are allowed to participate in the dividends to common stockholders in the event that dividends on Common Stock exceed that of the Series A Preferred Stock as if the Series A Preferred Stock had been converted to Common Stock at the beginning of the year.

The Company calculates the effects of the convertible Series A Preferred Stock on diluted EPS under the if-converted method unless the conversion of the convertible preferred stock is anti-dilutive to basic EPS. The effects of Common Stock options, warrants and restricted stock units on diluted EPS are calculated using the treasury stock method unless the effects are anti-dilutive to EPS.

The following potentially dilutive securities were excluded from the calculation of diluted net loss per share attributable to common stockholders during the periods presented as the effect was anti-dilutive:

	Year ended December 31,
	2010	2009	2008
Options to purchase common stock	87,526	883,421	913,821
Restricted stock units	1,154,089	—	—
Warrants to purchase common stock	421,930	390,974	390,974
Redeemable preferred shares	5,382,209	4,985,743	4,973,602

Total	7,045,754	6,260,138	6,278,397

Pro Forma Net Loss Per Share

Pro forma basic and diluted net income (loss) per share were computed to give effect to (i) the conversion of the Series A Preferred Stock and the exchange of certain common stock warrants into shares of common stock and $74,986 aggregate liquidation preference Series B Preferred Stock with cumulative dividends of 4.50% per annum using the if-converted method and (ii) the issuance of certain shares of common stock pursuant to the termination agreement relating to the glycerin option agreement with USRG Holdco IX, LLC, as though the conversion, exchange and issuance, which are both contingent upon the completion of this offering, had occurred as of the beginning of the period.

The Company excluded the anticipated impact on earnings of issuing 200,000 shares of Class A Common Stock to USRG Holdco IX, LLC in connection with the termination of the Glycerin Option Agreement from the statement of operations when calculating the pro forma net loss per share amounts as the adjustment is not expected to have a continuing impact on the Company's results of operations. Similarly, the Company also excluded the adjustment of the affects of recapitalization related to conversion of Series A Preferred Stock into Series B preferred stock and Common Stock from the statement of operations when calculating the pro forma net loss per share amounts as it is not expected to have a continuing impact.

The following table presents the calculation of basic and diluted pro forma net income per share (in thousands, except share and per share data):

Year ended December 31,
2010
Net loss attributable to the Company's common stockholders	$(50,333)
Plus: undistributed dividends allocated to Series A Preferred Stockholders	10,027
Plus: accretion of Series A Preferred Stock to redemption value	27,239
Plus: loss due to change in fair value of Series A Preferred Stock conversion feature embedded derivatives	8,208
Plus: change in fair value of Series B preferred stock early redemption feature embedded derivative	230
Less: dividends on Series B preferred stock	(3,375)

Pro forma net loss attributable to the Company's common stockholders	$(8,004)

Basic shares:
Weighted-average shares used to compute basic net loss per share	11,770,848
Pro forma adjustment to reflect assumed conversion of Series A Preferred Stock to occur upon consummation of the Company's expected initial public offering	7,526,439
Pro forma adjustment to reflect assumed conversion of warrants to occur upon consummation of the Company's expected initial public offering	134,173
Pro forma adjustment to reflect issuance of common stock pursuant to the termination agreement related to the glycerin option agreement	200,000

Weighted-average shares used to compute basic pro forma net loss per share	19,631,460

Pro forma net loss per share attributable to the Company's common stockholders
Basic	$(0.41)

Diluted	$(0.41)

Warrants

The Company estimates the fair value of warrants issued and records that balance in additional paid-in-capital in the consolidated balance sheet. Because the warrants relate to the common and preferred stock issued, additional paid-in-capital of common and preferred stock was decreased by a like amount. Subsequent changes in the fair value of the warrants are not recognized in accordance with ASC Topic 815-40, Derivatives and Hedging.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the dates of the financial statements and reported amounts of revenues and expenses during the reporting periods. These estimates are based on information that is currently available to management and on various assumptions that the Company believes to be reasonable under the circumstances. Actual results could differ from those estimates.

New accounting pronouncements

In June 2009, the FASB issued ASU No. 2009-17, Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities, which amends ASC Topic 810, Consolidations (ASU No. 2009-17). This Statement requires a qualitative analysis to determine the primary beneficiary of a Variable Interest Entity (VIE). The analysis identifies the primary beneficiary as the enterprise that has both the power to direct the activities of a VIE that most significantly impact the VIE's economic performance and the obligation to absorb losses or the right to receive benefits that could be significant to the VIE. The Statement also requires additional disclosures about an enterprise's involvement in a VIE. The effective date is the beginning of fiscal year 2010. The Company adopted this statement effective January 1, 2010 which resulted in the deconsolidation of Blackhawk and additional disclosure requirements. See "Note 7 —Variable Interest Entities" for additional information.

In January 2010, the FASB issued Accounting Standards Update (ASU) No. 2010-06, Fair Value Measurements and Disclosures (ASU 2010-06), which amends ASC Topic 820, adding new requirements for disclosures for Levels 1 and 2, separate disclosures of purchases, sales issuances, and settlements related to Level 3 measurements and clarification of existing fair value disclosures. ASU 2010-06 is in effect for interim and annual periods beginning after December 15, 2009, except for the requirement to provide Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010. The adoption of this guidance did not have a material effect on the Company's financial statements and the Company does not anticipate the remaining disclosures will have a material effect on the Company's financial statements.